Reconciliation of Liabilities Arising from Financing Activities - Summary of Detailed Information about Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 512,852	$ 323,895	$ 286,813
Financing cash flows	(688)	(686)	(1,784)
Fair value change	76,424	189,646	37,424
New leases entered		548	53
Issue costs accrued	0	(644)	1,306
Preferred shares converted to common stock	(588,285)
Interest expense	122	93	83
Ending Balance	425	512,852	323,895
Convertible Preferred Shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	511,861	322,215	284,791
Financing cash flows	0	0	0
Fair value change	76,424	189,646	37,424
New leases entered		0	0
Issue costs accrued	0	0	0
Preferred shares converted to common stock	(588,285)
Interest expense	0	0	0
Ending Balance	0	511,861	322,215
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	991	1,036	1,511
Financing cash flows	(688)	(686)	(611)
Fair value change	0	0	0
New leases entered		548	53
Issue costs accrued	0	0	0
Preferred shares converted to common stock	0
Interest expense	122	93	83
Ending Balance	425	991	1,036
Accrued Share Issue Costs [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	644	511
Financing cash flows	0	0	(1,173)
Fair value change	0	0	0
New leases entered		0	0
Issue costs accrued	(0)	(644)	1,306
Preferred shares converted to common stock	0
Interest expense	0	0	0
Ending Balance	$ 0	$ 0	$ 644